As filed with the Securities and Exchange Commission on June 3, 2025

Securities Act Registration No. 002-80896

Investment Company Act Registration No. 811-03623

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 100 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 103 (X)

Check appropriate box or boxes

The Prudential Series Fund

Exact name of registrant as specified in charter

655 Broad Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant’s Telephone Number, Including Area Code

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)

Xon June 11, 2025 pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1)

__ on (____) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 100 to the Registration Statement for The Prudential Series Trust (the “Registrant”) is being filed for the purpose of delaying, until June 11, 2025, the effectiveness of the registration statement with respect to PSF PGIM Laddered S&P 500 Buffer 12 Portfolio, PSF PGIM Laddered S&P 500 Buffer 20 Portfolio and PSF PGIM US Ballast Portfolio, filed as Post-Effective Amendment No. 98 on March 21, 2025, pursuant to Rule 485(a)(1). Post-Effective Amendment No. 98 was scheduled to become effective on June 4, 2025.

Accordingly, the contents of Post-Effective Amendment No. 98 consisting of the Part A, Part B, and Part C, are hereby incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on June 3, 2025.

The Prudential Series Fund

Kenneth Allen*

Kenneth Allen

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Kenneth Allen*	President and Principal

Kenneth Allen	Executive Officer

Timothy S. Cronin*	Trustee

Timothy S. Cronin
Susan Davenport Austin*	Trustee

Susan Davenport Austin
Kay Ryan Booth*	Trustee

Kay Ryan Booth
Stephen M. Chipman*	Trustee

Stephen M. Chipman
Robert F. Gunia*	Trustee

Robert F. Gunia
Thomas M. O’Brien*	Trustee

Thomas M. O’Brien
Jessica Bibliowicz*	Trustee

Jessica Bibliowicz
Christian J. Kelly*	Chief Financial Officer

Christian J. Kelly	(Principal Financial Officer)

Elyse McLaughlin*	Treasurer and Principal

Elyse McLaughlin	Accounting Officer

*By: /s/ Melissa Gonzalez	Attorney-in-Fact	June 3, 2025

Melissa Gonzalez

POWER OF ATTORNEY

The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, Devan Goolsby, George Hoyt and Aparna Saraf or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin	/s/ Timothy S. Cronin

Susan Davenport Austin	Timothy S. Cronin
/s/ Jessica M. Bibliowicz	/s/ Robert F. Gunia

Jessica M. Bibliowicz	Robert F. Gunia
/s/ Thomas M. O’Brien	/s/ Kay Ryan Booth

Thomas M. O’Brien	Kay Ryan Booth
/s/ Christian J. Kelly	/s/ Stephen M. Chipman

Christian J. Kelly
Stephen M. Chipman

/s/ Elyse McLaughlin	/s/ Kenneth Allen

Elyse McLaughlin	Kenneth Allen
Dated: May 1, 2025

APPENDIX A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.